U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 24F-2
                     Annual filing under Rule 24f-2
                  of the Investment Company Act of 1940


1.   Name and address of issuer:

     Delaware VIP Trust
     2005 Market Street
     Philadelphia PA 19103

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

3.   Investment Company Act File Number:  811-05162

     Securities Act File Number:  33-14363

4.   (a)  Last day of fiscal year for which this Form is filed:
          12/31/2019

     (b)  []   Check box if this Form is being filed late
               (i.e., more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: If the Form is being filed interest must be paid on the registration fee due.

     (c)  []   Check box if this is the last time the issuer
               will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year pursuant to Section 24(f):
            $1,185,007,667.00

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $1,197,912,203.00

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0

     (iv) Total available redemption credits [add items 5(iv) and 5(iii)]: $1,197,912,203.00


     (v)    Net sales -- if item 5(i) is greater than item
            5(iv)[subtract item 5(iv) from item 5(i)]:
            -$12,904,536.00

---------------------------------------------------------------
     (vi)   Redemption credits available for use in
            future years -- if item 5(i) is less
            than item 5(iv) [subtract item 5(iv)
            from item 5(i)]:  $12,904,536.00
---------------------------------------------------------------
     (vii)  Multiplier for determining registration fee:
            X .00012980

     (viii) Registration fee due (multiply item 5(v) by item
            5(vii)] (enter "0" if no fee is due):  $0

6.   Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [October 11, 1997], then report the amount of securities (number of shares or other units) deducted here: $-0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal years, then state that number here: $0.00

7.   Interest due -- if this Form is being file more than 90
     days after the end of the issuer's fiscal year: $0.00

8. Total of the amount of the registration fee due plus any interest due [Item 5(vii) plus item 6]: $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

		Please debit from SEC registrant balance

     Account Number:  850000001001

     Method of Delivery:      [ ]  Wire Transfer
                              [X]  Mail or other means-Registrant Balance

                            SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):  /S/BRIAN L. MURRAY
                           -----------------------------
                           Brian L. Murray
                           SVP/ Chief Compliance Officer

Date: April 14,2020
      -----------------